Earnings per Share - Outstanding and Not Included in the Calculation of Diluted Earnings per Share (Detail) - Outstanding and Not Included in the Calculation of Diluted Earnings per Share [Member] - shares
		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Outstanding and Not Included in the Calculation of Diluted Earnings per Share [Line Items]
Call options sold	[1]	0	0	0
Employee stock compensation options		0	0	0
Deferred shares	[1]	104.4	69.6	52.5

[1]	Not included in the calculation of diluted earnings per share, because to do so would have been anti-dilutive